RELATED PARTY NOTES AND LOANS PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF RELATED PARTY NOTES PAYABLE

Related party notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
Note payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	800,000	800,000
Note payable - Carver	111,000	111,000
Loan - Chris Jones	2,000,000	2,000,000
	3,561,000	3,561,000
Less current portion	(2,937,000)	(2,937,000)
Note payable long-term portion	$624,000	$624,000

Related party notes payable consisted of the following as of December 31:

	2024	2023
Note payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	800,000	1,300,000
Note payable - Carver	111,000	148,000
Loan - Chris Jones	2,000,000	-
	3,561,000	2,098,000
Less current portion	(2,937,000)	(1,237,000)
Note payable long-term portion	$624,000	$861,000

SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE	Future maturities of related party notes and loan payables as of March 31, 2025:
2025	$2,937,000
2026	287,000
2027	337,000
Total	$3,561,000
Future maturities of related party notes and loan payables as of December 31, 2024:
2025	$2,937,000
2026	287,000
2027	337,000
Total	$3,561,000